Credit risk - Debt securities, treasury and other bills, and contracts held with reinsurers at fair value through profit or loss (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	£ 46,142	£ 49,936
Debt securities:
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	35,583	38,461
Government securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	7,093	8,009
Other public sector securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2,288	2,310
Bank and building society certificates of deposit
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	8,667	7,504
Asset-backed securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	652	513
Corporate and other debt securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	16,883	20,125
Treasury and other bills
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	32	51
Contracts held with reinsurers
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	10,527	11,424
Investment grade
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	43,230	46,785
Investment grade | Debt securities:
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	32,671	35,398
Investment grade | Government securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	7,093	8,009
Investment grade | Other public sector securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2,286	2,303
Investment grade | Bank and building society certificates of deposit
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	8,667	7,504
Investment grade | Asset-backed securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	641	506
Investment grade | Corporate and other debt securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	13,984	17,076
Investment grade | Treasury and other bills
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	32	51
Investment grade | Contracts held with reinsurers
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	10,527	11,336
Other
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2,912	3,151
Other | Debt securities:
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2,912	3,063
Other | Government securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	0	0
Other | Other public sector securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2	7
Other | Bank and building society certificates of deposit
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	0	0
Other | Asset-backed securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	11	7
Other | Corporate and other debt securities
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	2,899	3,049
Other | Treasury and other bills
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	0	0
Other | Contracts held with reinsurers
Disclosure of credit risk exposure [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading	£ 0	£ 88